Note 11 - Subsequent Events (Detail) (USD $)	1 Months Ended	12 Months Ended				1 Months Ended					1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Jan. 31, 2013 Subsequent Event [Member] Director [Member]	Mar. 06, 2013 Subsequent Event [Member] The 2011 Junior Secured Convertible Note [Member]	Feb. 21, 2013 Subsequent Event [Member] The 2011 Junior Secured Convertible Note [Member]	Dec. 31, 2012 Subsequent Event [Member] The 2011 Junior Secured Convertible Note [Member]	Apr. 30, 2011 Subsequent Event [Member] The 2011 Junior Secured Convertible Note [Member]	Jan. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Mar. 06, 2013 Subsequent Event [Member]	Apr. 30, 2011 The 2011 Junior Secured Convertible Note [Member]
Sale of Stock, Price Per Share (in Dollars per share)											$ 1.20
Stock Issued During Period, Shares, New Issues (in Shares)	5,454,523										9,201,684
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)											4,600,842
Proceeds from Issuance of Private Placement	$ 5,516,495	$ 5,516,495				$ 402,000					$ 11,000,000
Warrants Issued During Period, Weighted Average Exercise Price (in Dollars per share)	$ 1.45	$ 1.05	$ 0.29	$ 8.00							$ 1.75
Payments of Stock Issuance Costs	480,000										1,100,000
Contingency, Maximum Percent											12.00%
Loss Contingency, Range of Possible Loss, Maximum											1,300,000
Warrants Issued During Period, Exercise Price (in Dollars per share)		$ 1.45										$ 1.41
Debt Instrument, Convertible, Conversion Price (in Dollars per share)								$ 0.60
Debt Instrument, Interest Rate, Stated Percentage					3.50%				10.00%				5.50%	10.00%
Debt Instrument, Face Amount					3,000,000		4,289,444			2,000,000				2,000,000
Interest Payable							389,444
Addition to Debt Amount							$ 1,900,000